CAPSTONE CHURCH CAPITAL FUND

Supplement dated November 30, 2010 to
Prospectus dated January 28, 2010, as supplemented June 15, 2010 and August 31, 2010

The Fund’s prospectus dated January 28, 2010, as supplemented June 15th, 2010 and August 31, 2010 (“Prospectus”), is further supplemented to reflect the change in the Fund’s fundamental policy regarding repurchase offers that was approved yesterday by vote of shareholders of the Fund.

Under the new fundamental policy, the Fund will offer to repurchase its shares annually, rather than quarterly.  Thus, the Fund’s next repurchase offer will be in September, 2011.  The revised repurchase offer policy, as approved by shareholders, is as follows:

With respect to its Share repurchases:

a.	The Fund will make Share repurchase offers every 12 months, pursuant to Rule 23c-1 under the 1940 Act, as it may be amended from time to time, commencing September 2011;

b.
A minimum of 5% of the Fund’s outstanding Shares will be subject to each repurchase offer, unless the Board of Trustees establishes a different percentage, which must be no less than 5% or more than 25% of the Fund’s outstanding Shares;

c.	The repurchase request deadline will be 4:00 p.m. Eastern time on the last business day of each 12-month period; and

d.	There will be a maximum 14-day period between the repurchase request deadline for each repurchase offer and the date on which the Fund’s net asset value for that repurchase offer is determined.

Shareholders will receive a notice of repurchase offer early in September of each year describing the amount and terms of the repurchase offer.  The repurchase offer deadline will be the last business day of September.

CAPSTONE CHURCH CAPITAL FUND

Supplement dated November 30, 2010 to
Statement of Additional Information dated January 28, 2010, as supplemented June 15, 2010

The Fund’s Statement of Additional Information dated January 28, 2010, as supplemented June 15th, 2010 (“SAI”), is further supplemented to reflect the change in the Fund’s fundamental policy regarding repurchase offers that was approved yesterday by vote of shareholders of the Fund.

Under the new fundamental policy, the Fund will offer to repurchase its shares annually, rather than quarterly.  Thus, the Fund’s next repurchase offer will be in September, 2011.  The revised repurchase offer policy, as approved by shareholders, is as follows:

With respect to its Share repurchases:

a.	The Fund will make Share repurchase offers every 12 months, pursuant to Rule 23c-1 under the 1940 Act, as it may be amended from time to time, commencing September 2011;

b.
A minimum of 5% of the Fund’s outstanding Shares will be subject to each repurchase offer, unless the Board of Trustees establishes a different percentage, which must be no less than 5% or more than 25% of the Fund’s outstanding Shares;

c.	The repurchase request deadline will be 4:00 p.m. Eastern time on the last business day of each 12-month period; and

d.	There will be a maximum 14-day period between the repurchase request deadline for each repurchase offer and the date on which the Fund’s net asset value for that repurchase offer is determined.

Shareholders will receive a notice of repurchase offer early in September of each year describing the amount and terms of the repurchase offer.  The repurchase offer deadline will be the last business day of September.